Intangible assets and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 1,044,749
Ending balance	1,633,202	S/ 1,044,749
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,908,144	1,748,222	S/ 1,553,949
Acquisition of Izipay	569,850
Additions and transfers	227,270	170,528	196,056
Disposals and write-offs	(6,778)	(10,606)	(1,783)
Ending balance	2,698,486	1,908,144	1,748,222
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(863,395)	(705,637)	(574,687)
Amortization of the year	(202,401)	(157,758)	(131,199)
Disposals and write-offs	512		249
Ending balance	(1,065,284)	(863,395)	(705,637)
Net book value	1,633,202	1,044,749	S/ 1,042,585
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,041,398
Acquisition of Izipay	41,817
Additions and transfers	222,890
Disposals and write-offs	(298)
Ending balance	1,305,807	1,041,398
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(776,149)
Amortization of the year	(166,291)
Disposals and write-offs	298
Ending balance	(942,142)	(776,149)
Net book value	363,665
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	215,863
Additions and transfers	(3,177)
Disposals and write-offs	(6,266)
Ending balance	206,420	215,863
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	206,420
Value of business acquired [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	137,900
Ending balance	137,900	137,900
Value of business acquired [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(57,458)
Amortization of the year	(13,790)
Ending balance	(71,248)	(57,458)
Net book value	66,652
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,337
Additions and transfers	7,557
Disposals and write-offs	(214)
Ending balance	89,680	82,337
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(29,788)
Amortization of the year	(6,791)
Disposals and write-offs	214
Ending balance	(36,365)	(29,788)
Net book value	53,315
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	430,646
Acquisition of Izipay	238,429
Ending balance	669,075	S/ 430,646
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	669,075
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of Izipay	110,042
Ending balance	110,042
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of the year	(8,253)
Ending balance	(8,253)
Net book value	101,789
Brand names [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of Izipay	82,546
Ending balance	82,546
Brand names [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of the year	0
Net book value	82,546
Technology-based intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of Izipay	97,016
Ending balance	97,016
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of the year	(7,276)
Ending balance	(7,276)
Net book value	S/ 89,740